Condensed consolidating financial information - Schedule of Consolidated Statements of Cash Flows (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	£ 4,199	£ 1,488	£ (4,683)
Cash flows from investing activities
Purchase of financial assets	(6,050)	(6,015)	(1,847)
Proceeds from sale and maturity of financial assets	14,856	13,399	5,276
Purchase of fixed assets	(1,807)	(1,695)	(1,960)
Proceeds from sale of fixed assets	643	681	763
Acquisition of businesses, net of cash acquired	(37)	(14)	(1,909)
Disposal of businesses, net of cash disposed	1	103	26
Net cash (used in) provided by investing activities	7,606	6,459	349
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,475)	(716)	(1,568)
Distributions on other equity instruments	(205)	(206)	(209)
Dividends paid to non-controlling interests	(26)	(51)
Interest paid	(780)	(495)	(780)
Proceeds from issue of other equity instruments	(142)
Proceeds from issue of subordinated liabilities	1,729
Proceeds from issue of ordinary shares	85	14
Share buy back	(470)
Repayment of subordinated liabilities	(1,612)	(372)	(636)
Changes in non-controlling interests		3	(3)
Net cash used in financing activities	(2,754)	(1,823)	(3,196)
Effects of exchange rate changes on cash and cash equivalents	1
Change in cash and cash equivalents	9,052	6,124	(7,530)
Cash and cash equivalents at beginning of period	58,708	54,858	62,388
Cash and cash equivalents at end of period	67,760	58,708	54,858
Company
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	5,062	3,885	4,336
Cash flows from investing activities
Capital lending to subsidiaries			(4,149)
Additional capital injections to subsidiaries	(11,460)	(4,327)
Dividends received from subsidiary undertakings	10,422	1,050	1,600
Distributions on other equity instruments received	145	146	146
Capital repayments by subsidiaries	1,800
Return of capital contributions		3
Additional capital injections to subsidiaries	(9,430)
Interest received on lending to Lloyds Bank	322	133	111
Acquisition of businesses, net of cash acquired		(320)
Net cash (used in) provided by investing activities	(4,384)	(2,840)	(2,218)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,475)	(716)	(1,568)
Distributions on other equity instruments	(205)		(209)
Proceeds from issue of subordinated liabilities	1,729
Proceeds from issue of ordinary shares	85	14
Share buy back	(470)
Return of capital contributions	(3,817)		(74)
Net cash used in financing activities	(453)	(1,029)	(1,904)
Change in cash and cash equivalents	225	16	214
Cash and cash equivalents at beginning of period	272	256	42
Cash and cash equivalents at end of period	497	272	256
Lloyds Bank
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	(5,720)	(2,605)	(825)
Cash flows from investing activities
Purchase of financial assets	(5,766)	(5,904)	(1,646)
Proceeds from sale and maturity of financial assets	14,216	12,352	4,128
Purchase of fixed assets	(703)	(603)	(552)
Proceeds from sale of fixed assets	9	79	6
Additional capital injections to subsidiaries		(34)
Acquisition of businesses, net of cash acquired			(2,026)
Disposal of businesses, net of cash disposed	7,622	592
Dividends received from subsidiary undertakings	1,800	1,571	2,807
Distributions on other equity instruments received	51	50	51
Return of capital contributions			74
Net cash (used in) provided by investing activities	17,229	8,103	2,768
Cash flows from financing activities
Dividends paid to ordinary shareholders	(10,422)	(1,050)	(1,600)
Distributions on other equity instruments	(135)		(137)
Interest paid	(322)
Repayment to parent company	3,817
Capital repayments	(1,800)
Capital borrowing from the Company	9,430	4,327	4,149
Net cash used in financing activities	(7,443)	2,256	1,158
Effects of exchange rate changes on cash and cash equivalents	1		(1)
Change in cash and cash equivalents	4,067	7,754	3,100
Cash and cash equivalents at beginning of period	56,120	48,366	45,266
Cash and cash equivalents at end of period	60,187	56,120	48,366
Subsidiaries
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	(2,371)	929	(6,888)
Cash flows from investing activities
Purchase of financial assets	(284)	(281)	(201)
Proceeds from sale and maturity of financial assets	618	1,047	1,148
Purchase of fixed assets	(1,104)	(1,092)	(1,408)
Proceeds from sale of fixed assets	634	602	757
Disposal of businesses, net of cash disposed	1	103	26
Acquisition of businesses, net of cash acquired	(37)	(622)
Net cash (used in) provided by investing activities	(172)	(243)	322
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,800)	(1,571)	(2,807)
Distributions on other equity instruments	(61)		(60)
Dividends paid to non-controlling interests	(26)	(51)
Repayment of subordinated liabilities	(1,656)	(372)
Capital contributions received	11,460
Changes in non-controlling interests		3	(3)
Net cash used in financing activities	7,528	(2,316)	(4,065)
Effects of exchange rate changes on cash and cash equivalents			1
Change in cash and cash equivalents	4,985	(1,630)	(10,630)
Cash and cash equivalents at beginning of period	2,588	6,492	17,122
Cash and cash equivalents at end of period	7,573	2,588	6,492
Consolidation adjustments
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	7,228	(721)	(1,306)
Cash flows from investing activities
Purchase of financial assets		170
Proceeds from sale and maturity of financial assets	22
Capital lending to subsidiaries			4,149
Additional capital injections to subsidiaries	11,460	4,361
Acquisition of businesses, net of cash acquired			117
Disposal of businesses, net of cash disposed	(7,622)	(592)
Dividends received from subsidiary undertakings	(12,222)	(2,621)	(4,407)
Distributions on other equity instruments received	(196)	(196)	(197)
Capital repayments by subsidiaries	(1,800)
Return of capital contributions		(3)	(74)
Additional capital injections to subsidiaries	9,430
Interest received on lending to Lloyds Bank	(322)	(133)	(111)
Acquisition of businesses, net of cash acquired		928
Net cash (used in) provided by investing activities	(5,067)	1,439	(523)
Cash flows from financing activities
Dividends paid to ordinary shareholders	12,222	2,621	4,407
Distributions on other equity instruments	196		197
Interest paid	322
Repayment of subordinated liabilities	44
Capital contributions received	(11,460)
Repayment to parent company	(3,817)
Capital repayments	1,800
Capital borrowing from the Company	(9,430)	(4,327)	(4,149)
Return of capital contributions	3,817		74
Net cash used in financing activities	(2,386)	(734)	1,615
Change in cash and cash equivalents	(225)	(16)	(214)
Cash and cash equivalents at beginning of period	(272)	(256)	(42)
Cash and cash equivalents at end of period	(497)	(272)	(256)
Group
CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) - Schedule of Consolidated Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	4,199	1,488	(4,683)
Cash flows from investing activities
Purchase of financial assets	(6,050)	(6,015)	(1,847)
Proceeds from sale and maturity of financial assets	14,856	13,399	5,276
Purchase of fixed assets	(1,807)	(1,695)	(1,960)
Proceeds from sale of fixed assets	643	681	763
Acquisition of businesses, net of cash acquired			(1,909)
Disposal of businesses, net of cash disposed	1	103	26
Acquisition of businesses, net of cash acquired	(37)	(14)
Net cash (used in) provided by investing activities	7,606	6,459	349
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,475)	(716)	(1,568)
Distributions on other equity instruments	(205)		(209)
Dividends paid to non-controlling interests	(26)	(51)
Proceeds from issue of subordinated liabilities	1,729
Proceeds from issue of ordinary shares	85	14
Share buy back	(470)
Repayment of subordinated liabilities	(1,612)	(372)
Changes in non-controlling interests		3	(3)
Net cash used in financing activities	(2,754)	(1,823)	(3,196)
Effects of exchange rate changes on cash and cash equivalents	1
Change in cash and cash equivalents	9,052	6,124	(7,530)
Cash and cash equivalents at beginning of period	58,708	54,858	62,388
Cash and cash equivalents at end of period	67,760	58,708	54,858
Subordinated Liabilities [Member] | Company
Cash flows from financing activities
Distributions on other equity instruments		(206)
Interest paid	(117)	(121)	(127)
Subordinated Liabilities [Member] | Lloyds Bank
Cash flows from financing activities
Distributions on other equity instruments		(136)
Interest paid	(377)	(274)	(394)
Repayment of subordinated liabilities			(675)
Subordinated Liabilities [Member] | Subsidiaries
Cash flows from financing activities
Distributions on other equity instruments		(60)
Interest paid	(389)	(265)	(435)
Repayment of subordinated liabilities			(760)
Subordinated Liabilities [Member] | Consolidation adjustments
Cash flows from financing activities
Distributions on other equity instruments		196
Interest paid	103	165	176
Repayment of subordinated liabilities			799
Subordinated Liabilities [Member] | Group
Cash flows from financing activities
Distributions on other equity instruments		(206)
Interest paid	£ (780)	(495)	(780)
Repayment of subordinated liabilities			(636)
Repayments To Parent Company [Member] | Lloyds Bank
Cash flows from financing activities
Interest paid			(111)
Return of capital contributions		(3)
Repayments To Parent Company [Member] | Consolidation adjustments
Cash flows from financing activities
Interest paid			£ 111
Return of capital contributions		3
Repayments By Subsidiaries [Member] | Company
Cash flows from investing activities
Capital repayments by subsidiaries		475
Repayments By Subsidiaries [Member] | Consolidation adjustments
Cash flows from investing activities
Capital repayments by subsidiaries		(475)
Repayments To The Company | Lloyds Bank
Cash flows from financing activities
Interest paid		(133)
Capital repayments		(475)
Repayments To The Company | Consolidation adjustments
Cash flows from financing activities
Interest paid		133
Capital repayments		£ 475